Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41373
Entity Registrant Name	AUSTIN GOLD CORP.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1021 West Hastings Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Vancouver
Entity Address State Or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 0C3
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AUST
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	13,271,750
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	MANNING ELLIOTT LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1524
Entity Central Index Key	0001817740
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	1021 West Hastings Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Vancouver
Entity Address State Or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 0C3
Contact Personnel Name	Dennis Higgs
City Area Code	+1 (604)
Local Phone Number	644-6579
Contact Personnel Email Address	dennis.higgs@austin.gold